Shareholders' Equity (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Schedule of common shares are issued and outstanding
	June 30, 2022		December 31, 2021
	Number	Amount	Number	Amount
Class A Common Shares	8,119,690	$43,223,609	8,119,690	$43,223,609
Class B Common Shares	135,220	129,761	135,220	129,761

Balance	8,254,910	$43,353,370	8,254,910	$43,353,370

		2021		2020
	Number	Amount	Number	Amount
Class A Common Shares	8,119,690	$43,223,609	7,491,000	$582,338
Class B Common Shares	135,220	129,761	50,000	19,355
Balance, December 31	8,254,910	$43,353,370	7,541,000	$601,693

Schedule of grant date fair values of the options issued under the plan Black-Scholes option pricing model
Share price	$1.93 – $41.23
Exercise price	$0.48 – $165.80
Risk free interest rate	0.52% – 1.33%
Volatility	60% – 85%
Expected life	3 – 20 years
Dividend rate	0.00%

Share price	$1.93 – $41.23
Exercise price	$0.48 – $165.80
Risk free interest rate	0.52% – 1.33%
Volatility	60% – 85%
Expected life	3 – 20 years
Dividend rate	0.00%

Schedule of stock option transactions
	Six months ended June 30, 2022		Twelve months ended December 31, 2021
	Number	Weighted Average Exercise Price	Number	Weighted Average Exercise Price
Outstanding,
beginning of year	3,531,064	$2.25	3,433,000	$0.48
Granted	—	—	98,064	64.28

Outstanding,
end of period	3,531,064	$2.25	3,531,064	$2.25
Vested and exercisable	3,501,967	$1.38	3,493,297	$1.17

	2021		2020
	Number	Weighted Average Exercise Price	Number	Weighted Average Exercise Price
Outstanding, beginning of year	3,433,000	$0.48	3,433,000	$0.61
Granted	98,064	64.28	3,433,000	0.48
Cancelled	—	—	(3,433,000)	(0.61)
Expired	—	—	—	—
Forfeited	—	—	—	—
Outstanding, end of year	3,531,064	$2.25	3,433,000	$0.48
Vested and exercisable at December 31,	3,493,297	$1.17	3,433,000	$0.48

Schedule of weighted average fair value of the outstanding options
Expiry	Exercise Price	Share Options June 30, 2022	Share Options December 31, 2021
2024	$159.87	30,144	30,144
2026	41.23	22,870	22,870
2027	4.52	8,370	8,370
2031	41.23	2,430	2,430
2040	0.48	3,433,000	3,433,000
2041	41.23	34,250	34,250
Total		3,531,064	3,531,064
Weighted average remaining contractual life of options outstanding		18 years	20 years

Expiry	Exercise Price	Share Options 2021	Share Options 2020
2024	$159.87	30,144	—
2026	41.23	22,870	—
2027	4.52	8,370	—
2031	41.23	2,430	—
2040	0.48	3,433,000	3,433,000
2041	41.23	34,250	—
Total		3,531,064	3,433,000
Weighted average remaining contractual life of options outstanding		18 years	20 years